Financial instruments - Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 06, 2024	Jun. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 318,214
Total financial assets held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Convertible notes | Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	318,214
Embedded Derivative | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 1 | Total financial assets held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Level 1 | Convertible notes | Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 1 | Embedded Derivative | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 2 | Total financial assets held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Level 2 | Convertible notes | Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 2 | Embedded Derivative | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	67,800
Level 3 | Total financial assets held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	84,317
Level 3 | Convertible notes | Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 3 | Embedded Derivative | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	67,800
Capped Call Transactions | Total financial assets held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Capped Call Transactions | Level 1 | Total financial assets held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Capped Call Transactions | Level 2 | Total financial assets held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Capped Call Transactions | Level 3 | Total financial assets held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	28,300	$ 42,900	$ 0
Prepaid forward contract (refer to note 14) | Total financial assets held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Prepaid forward contract (refer to note 14) | Level 1 | Total financial assets held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Prepaid forward contract (refer to note 14) | Level 2 | Total financial assets held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Prepaid forward contract (refer to note 14) | Level 3 | Total financial assets held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 56,017	$ 73,717	$ 0